Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)
Income tax expense (benefit) is comprised of the following:

	Year Ended December 31,
(in millions)	2018	2017	2016
Current:
Federal	$31	$(1)	$67
State	(7)	(22)	(7)
Total current	24	(23)	60
Deferred:
Federal	39	(186)	(60)
State	16	(11)	(19)
Total deferred	55	(197)	(79)
Total income tax expense (benefit)	$79	$(220)	$(19)

Schedule of reconciliation of total income tax expense (benefit) to income tax expense (benefit) computed by applying the statutory federal income tax rate to pre-tax income (loss)
The following is a reconciliation of total income tax expense (benefit) to income tax expense (benefit) computed by applying the statutory federal income tax rate to pretax income (loss):

	Year Ended December 31,
(in millions)	2018	2017	2016
Tax computed at federal statutory rate	$94	$14	$(3)
State income taxes, net of federal tax benefit	12	(14)	(8)
State tax incentives, net of federal tax expense	(4)	(7)	(9)
Noncontrolling interest	(23)	1	6
Other, net	—	—	(5)
Adjustment to deferred tax assets and liabilities for enacted change in federal tax rate (a)	—	(214)	—
Total income tax expense (benefit)	$79	$(220)	$(19)

(a)
The income tax benefit for the year ended December 31, 2017 was favorably impacted as a result of the Tax Cuts and Jobs Act legislation that was signed into law in December 2017, reducing the federal income tax rate from 35% to 21% beginning in 2018. As a result, the Company’s net deferred tax liabilities at December 31, 2017 were remeasured to reflect the lower tax rate that will be in effect for the years in which the deferred tax assets and liabilities will be realized.

Schedule of income tax effect of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities
The income tax effect of temporary differences that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2018 and 2017 are as follows:

	December 31,
(in millions)	2018	2017
Deferred income tax assets:
State tax credit carryforward, net	$11	$11
Net operating loss carryforward	—	7
Total gross deferred income tax assets	11	18
Deferred income tax liabilities:
Investment in CVR Partners	(59)	(55)
Investment in CVR Refining	(327)	(372)
Other	(5)	(4)
Total gross deferred income tax liabilities	(391)	(431)
Net deferred income tax liabilities	$(380)	$(413)

Schedule of reconciliation of the unrecognized tax benefits
A reconciliation of unrecognized tax benefits is as follows:

	Year Ended December 31,
(in millions)	2018	2017	2016
Balance beginning of year	$29	$44	$49
Reductions related to expirations of statute of limitations	(6)	(15)	(5)
Balance end of year	$23	$29	$44